Statement of Income - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015	Aug. 31, 2015	Aug. 31, 2014
Operating Expenses
Professional Fees	$ 39,148	$ 46,060	$ 73,456	$ 94,832	$ 110,932	$ 115,469
Consulting	495,770	155,920	557,080	229,734	266,606	140,364
Research and Development Expense	57,337	161,579	154,313	295,274	393,307	128,387
General and Administrative Expense	123,616	106,198	364,870	321,038	498,380	384,058
Operating Expenses	715,871	469,757	1,149,719	940,878	1,269,225	768,278
Operating Income (Loss)	(715,871)	(469,757)	(1,149,719)	(940,878)	(1,269,225)	(768,278)
Interest and Debt Expense
Interest Expense	113,176	59,805	238,294	59,805	155,090	(325,989)
Derivative Loss On Derivative	(61,363)	72,917	(446,785)	(618,750)	(578,215)	674,656
Interest and Debt Expense	51,813	132,722	(208,491)	(558,945)	(423,125)	1,450,352
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	(767,684)	(602,479)	(941,228)	(381,933)	(846,100)	(2,218,630)
IncomeTaxExpenseBenefitContinuingOperationsAbstract
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(767,684)	(602,479)	(941,228)	(381,933)	(846,100)	(2,218,630)
Net Income (Loss) Attributable to Parent	(767,684)	(602,479)	(941,228)	(381,933)	(846,100)	(2,218,630)
OtherComprehensiveIncomeLossNetOfTaxPortionAttributableToParentAbstract
ComprehensiveIncomeNetOfTax	$ (767,684)	$ (602,479)	$ (941,228)	$ (381,933)	$ (846,100)	$ (2,218,630)
Earnings Per Share
Earnings Per Share, Basic	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.02)
Weighted Average Number of Shares Outstanding, Basic	230,506,741	122,118,859	191,280,841	117,780,618	123,653,300	102,456,356
Earnings Per Share, Diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.02)
Weighted Average Number of Shares Outstanding, Diluted	230,506,741	122,118,859	191,280,841	117,780,618	123,653,300	102,456,356